Equity - Schedule of Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands																																							3 Months Ended												5 Months Ended		8 Months Ended
	Aug. 25, 2025 CAD ($)	Aug. 25, 2025 USD ($)	Jun. 02, 2025 CAD ($)	Jun. 02, 2025 USD ($)	Apr. 10, 2025 CAD ($)	Apr. 10, 2025 USD ($)	Nov. 29, 2024 CAD ($)	Nov. 29, 2024 USD ($)	Nov. 07, 2024 $ / shares	Nov. 07, 2024 $ / shares	Aug. 30, 2024 CAD ($)	Aug. 30, 2024 USD ($)	Aug. 08, 2024 $ / shares	Aug. 08, 2024 $ / shares	May 31, 2024 CAD ($)	May 31, 2024 USD ($)	May 09, 2024 $ / shares	May 09, 2024 $ / shares	Apr. 02, 2024 CAD ($)	Apr. 02, 2024 USD ($)	Mar. 13, 2024 $ / shares	Mar. 13, 2024 $ / shares	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Nov. 08, 2023 $ / shares	Nov. 08, 2023 $ / shares	Sep. 09, 2023 $ / shares	Sep. 09, 2023 $ / shares	Aug. 31, 2023 CAD ($)	Aug. 31, 2023 USD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 10, 2023 $ / shares	May 10, 2023 $ / shares	Apr. 14, 2023 CAD ($)	Apr. 14, 2023 USD ($)	Mar. 22, 2023 $ / shares	Mar. 22, 2023 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 $ / shares	Aug. 25, 2025 CAD ($)	Aug. 25, 2025 USD ($)	Nov. 29, 2024 CAD ($)	Nov. 29, 2024 USD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)
Class of Stock [Line Items]
Dividends declared (per share) | (per share)																																							$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06
Shareholder dividends	$ 586	$ 427	$ 573	$ 410	$ 573	$ 399	$ 518	$ 375							$ 516	$ 375			$ 516	$ 383																															$ 1,732	$ 1,236	$ 1,550	$ 1,133
Previously Reported
Class of Stock [Line Items]
Dividends declared (per share) | (per share)									$ 0.020	$ 0.014			$ 0.020	$ 0.015			$ 0.020	$ 0.015			$ 0.020	$ 0.015			$ 0.020	$ 0.015	$ 0.020	$ 0.015					$ 0.020	$ 0.015			$ 0.020	$ 0.016					$ 0.02
Shareholder dividends							$ 518	$ 373			$ 516	$ 375			$ 516	$ 375			$ 516	$ 383			$ 515	$ 373					$ 515	$ 386	$ 444	$ 331			$ 444	$ 324																	$ 2,066	$ 1,506	$ 1,918	$ 1,414